Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current Asset
Cash and cash equivalents		$ 266,611	$ 1,339
TOTAL CURRENT ASSETS		266,611	1,339
Non-Current Asset
Investment in subsidiaries		15,744,331	10,426,328
Total non-current assets		15,744,331	10,426,328
TOTAL ASSETS		16,010,942	10,427,667
Current Liability
TOTAL CURRENT LIABILITIES		159,445	161,133
TOTAL LIABILITIES		159,445	161,133
EQUITY
Additional paid-in capital		14,378,738	7,037,503
Statutory reserve		361,083	361,083
Retained earnings		1,226,398	3,201,818
Accumulated other comprehensive loss		(116,312)	(335,120)
TOTAL SHAREHOLDERS’ EQUITY		15,851,497	10,266,534
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		16,010,942	10,427,667
Related Party [Member]
Current Liability
Amounts due to related parties		159,445	161,133
Class A Ordinary Share [Member]
EQUITY
Ordinary shares, value	[1]	340
Class B Ordinary Share [Member]
EQUITY
Ordinary shares, value	[1]	$ 1,250	$ 1,250

[1]	The shares are presented on a retrospective basis.